Offerings - Offering: 1	Oct. 29, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620.00
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-282881) which was filed on October 29, 2024.